Equity - Other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Exchange differences on translation of foreign operations	R$ (38,910)	R$ (41,266)
Accounts receivable from card issuers at fair value	(425,753)	(348,529)
Unrealized loss on cash flow hedge	(125,532)	(197,188)
Fair value of equity instruments designated at fair value	291,623	254,353
Effects of hyperinflationary accounting	11,524	12,181
Changes in the fair value of equity instruments designated at fair value	R$ (287,048)	R$ (320,449)